Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	921,428
Proposed Maximum Offering Price per Unit	7.185
Maximum Aggregate Offering Price	$ 6,620,460.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 914.29
Offering Note	This Registration Statement registers 921,428 common shares, no par value (the "Common Shares"), of Profound Medical Corp. (the "Company") that were sold in a private placement. Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee on the basis of the average of the high and low prices of the Common Shares as reported on The Nasdaq Capital Market on May 6, 2026, a date within five business days prior to filing this Registration Statement.